Note 49 Impairment Or Reversal Of Impairment On Non Financial Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Impairment Or Reversal Of Impairment On Non Financial Assets [Line Items]
Impairment tangible assets	€ (29)	€ 16	€ (53)
Impairment loss recognised in profit or loss, intangible assets and goodwill	15	26	25
Impairment or reversal of impairment on other non financial assets	13	12	55
Impairment or reversal of impairment on non financial assets	€ (1)	€ 54	€ 27